Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Yamato Holdings Co. Ltd.	900	$19,916

Airlines — 0.4%
ANA Holdings Inc.(a)	600	14,474
Japan Airlines Co. Ltd.	600	11,790

		26,264

Auto Components — 4.3%
Aisin Seiki Co. Ltd.	600	18,908
Bridgestone Corp.	2,100	69,724
Denso Corp.	1,800	69,019
JTEKT Corp.	900	7,259
Koito Manufacturing Co. Ltd.	300	12,712
NGK Spark Plug Co. Ltd.	600	9,674
Stanley Electric Co. Ltd.	600	14,586
Sumitomo Electric Industries Ltd.	3,000	34,933
Sumitomo Rubber Industries Ltd.	600	6,104
Toyoda Gosei Co. Ltd.	300	6,413
Toyota Industries Corp.	600	30,686
Yokohama Rubber Co. Ltd. (The)	600	9,061

		289,079

Automobiles — 13.5%
Honda Motor Co. Ltd.	6,600	170,552
Isuzu Motors Ltd.	2,100	19,677
Mazda Motor Corp.	2,400	15,349
Mitsubishi Motors Corp.	2,700	7,619
Nissan Motor Co. Ltd.	9,300	34,607
Subaru Corp.	2,400	52,985
Suzuki Motor Corp.	1,500	52,156
Toyota Motor Corp.	8,700	545,491
Yamaha Motor Co. Ltd.	1,200	17,320

		915,756

Banks — 9.7%
Aozora Bank Ltd.	600	11,150
Bank of Kyoto Ltd. (The)	300	10,776
Chiba Bank Ltd. (The)	2,100	9,980
Concordia Financial Group Ltd.	4,200	13,723
Fukuoka Financial Group Inc.	600	9,763
Japan Post Bank Co. Ltd.	1,500	12,391
Mebuki Financial Group Inc.	3,900	8,833
Mitsubishi UFJ Financial Group Inc.	49,500	204,092
Mizuho Financial Group Inc.	97,800	122,097
Resona Holdings Inc.	8,400	30,236
Seven Bank Ltd.	2,400	6,839
Shinsei Bank Ltd.	600	7,658
Shizuoka Bank Ltd. (The)	1,800	11,461
Sumitomo Mitsui Financial Group Inc.	5,400	156,334
Sumitomo Mitsui Trust Holdings Inc.	1,500	44,150

		659,483

Beverages — 1.0%
Asahi Group Holdings Ltd.	1,500	56,500
Suntory Beverage & Food Ltd.	300	12,252

		68,752

Building Products — 0.8%
AGC Inc.	900	25,479
LIXIL Group Corp.	1,200	16,752
TOTO Ltd.	300	11,891

		54,122

Security	Shares	Value

Capital Markets — 1.6%
Daiwa Securities Group Inc.	5,700	$23,634
Japan Exchange Group Inc.	600	12,904
Nomura Holdings Inc.	12,600	54,138
SBI Holdings Inc.	900	19,289

		109,965

Chemicals — 3.7%
Air Water Inc.	600	8,716
Asahi Kasei Corp.	5,100	40,238
Daicel Corp.	1,000	8,465
JSR Corp.	900	17,643
Kuraray Co. Ltd.	600	6,304
Mitsubishi Chemical Holdings Corp.	5,100	30,027
Mitsubishi Gas Chemical Co. Inc.	600	8,933
Mitsui Chemicals Inc.	600	12,475
Nitto Denko Corp.	600	32,469
Showa Denko KK	600	14,341
Sumitomo Chemical Co. Ltd.	6,000	18,601
Teijin Ltd.	600	9,824
Toray Industries Inc.	5,700	27,718
Tosoh Corp.	1,200	16,685

		252,439

Commercial Services & Supplies — 1.0%
Dai Nippon Printing Co. Ltd.	900	20,458
Secom Co. Ltd.	300	25,992
Toppan Printing Co. Ltd.	1,200	20,528

		66,978

Construction & Engineering — 1.5%
JGC Holdings Corp.	900	9,682
Kajima Corp.	1,800	20,417
Obayashi Corp.	2,700	24,986
Shimizu Corp.	2,100	17,777
Taisei Corp.	900	31,243

		104,105

Construction Materials — 0.2%
Taiheiyo Cement Corp.	600	14,185

Diversified Financial Services — 1.4%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,500	7,323
ORIX Corp.	5,400	71,626
Tokyo Century Corp.	300	13,046

		91,995

Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	5,100	115,695

Electric Utilities — 1.9%
Chubu Electric Power Co. Inc.	2,700	36,364
Chugoku Electric Power Co. Inc. (The)	1,200	16,485
Kansai Electric Power Co. Inc. (The)	2,700	26,904
Kyushu Electric Power Co. Inc.	1,500	12,475
Tohoku Electric Power Co. Inc.	1,800	18,646
Tokyo Electric Power Co. Holdings Inc.(a)	5,700	19,205

		130,079

Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	600	16,034
Mitsubishi Electric Corp.	7,500	98,749

		114,783

Electronic Equipment, Instruments & Components — 3.3%
Hirose Electric Co. Ltd.	100	11,946
Hitachi Ltd.	1,800	57,725

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kyocera Corp.	1,200	$64,948
Omron Corp.	300	19,882
TDK Corp.	600	56,138
Yokogawa Electric Corp.	900	12,965

		223,604

Equity Real Estate Investment Trusts (REITs) — 2.8%
Daiwa House REIT Investment Corp.	6	14,836
GLP J-REIT	15	20,008
Japan Prime Realty Investment Corp.	3	9,161
Japan Real Estate Investment Corp.	6	32,747
Japan Retail Fund Investment Corp.	9	11,879
Nippon Building Fund Inc.	6	37,648
Nippon Prologis REIT Inc.	6	16,931
Nomura Real Estate Master Fund Inc.	18	22,138
Orix JREIT Inc.	9	13,015
United Urban Investment Corp.	12	12,720

		191,083

Food & Staples Retailing — 1.5%
Seven & i Holdings Co. Ltd.	3,000	102,669

Food Products — 0.6%
NH Foods Ltd.	300	11,083
Nisshin Seifun Group Inc.	600	9,351
Toyo Suisan Kaisha Ltd.	300	15,677
Yamazaki Baking Co. Ltd.	300	5,377

		41,488

Gas Utilities — 1.2%
Osaka Gas Co. Ltd.	1,500	29,977
Toho Gas Co. Ltd.	300	14,786
Tokyo Gas Co. Ltd.	1,500	35,789

		80,552

Health Care Providers & Services — 0.5%
Alfresa Holdings Corp.	900	18,153
Medipal Holdings Corp.	900	17,852

		36,005

Household Durables — 2.5%
Casio Computer Co. Ltd.	300	5,283
Iida Group Holdings Co. Ltd.	600	8,911
Nikon Corp.	1,200	11,027
Panasonic Corp.	9,000	80,447
Sekisui Chemical Co. Ltd.	1,500	20,954
Sekisui House Ltd.	2,400	45,723

		172,345

Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	600	11,322

Insurance — 3.2%
Dai-ichi Life Holdings Inc.	4,500	58,602
Japan Post Holdings Co. Ltd.	6,300	45,852
Japan Post Insurance Co. Ltd.	900	11,428
MS&AD Insurance Group Holdings Inc.	1,200	35,253
Sompo Holdings Inc.	1,200	42,682
Sony Financial Holdings Inc.	300	7,229
T&D Holdings Inc.	2,100	18,966

		220,012

IT Services — 1.2%
Fujitsu Ltd.	800	82,424

Security	Shares	Value

Leisure Products — 0.3%
Shimano Inc.	100	$18,388

Machinery — 4.9%
Amada Co. Ltd.	1,200	10,704
FANUC Corp.	500	89,177
Hino Motors Ltd.	1,200	8,120
Hitachi Construction Machinery Co. Ltd.	300	7,881
Kawasaki Heavy Industries Ltd.	600	9,501
Komatsu Ltd.	3,600	72,845
Kubota Corp.	1,500	20,182
Kurita Water Industries Ltd.	300	8,318
Makita Corp.	600	20,328
Mitsubishi Heavy Industries Ltd.	1,200	31,048
NGK Insulators Ltd.	1,200	17,588
NSK Ltd.	1,500	10,971
Sumitomo Heavy Industries Ltd.	300	6,850
THK Co. Ltd.	300	7,797
Yaskawa Electric Corp.	300	10,776

		332,086

Marine — 0.1%
Nippon Yusen KK	600	8,649

Media — 0.4%
Dentsu Group Inc.	900	24,101

Metals & Mining — 1.4%
Hitachi Metals Ltd.	900	10,375
JFE Holdings Inc.	1,800	13,232
Maruichi Steel Tube Ltd.	300	7,683
Mitsubishi Materials Corp.	300	6,831
Nippon Steel Corp.	3,300	30,404
Sumitomo Metal Mining Co. Ltd.	900	25,070

		93,595

Multiline Retail — 0.6%
Isetan Mitsukoshi Holdings Ltd.	1,200	8,031
Marui Group Co. Ltd.	900	16,232
Ryohin Keikaku Co. Ltd.	900	13,608

		37,871

Oil, Gas & Consumable Fuels — 1.3%
Idemitsu Kosan Co. Ltd.	692	15,351
Inpex Corp.	4,200	29,274
JXTG Holdings Inc.	12,300	47,300

		91,925

Paper & Forest Products — 0.3%
Oji Holdings Corp.	3,600	18,078

Personal Products — 0.1%
Pola Orbis Holdings Inc.	300	5,837

Pharmaceuticals — 1.2%
Kyowa Kirin Co. Ltd.	600	16,273
Otsuka Holdings Co. Ltd.	900	40,633
Sumitomo Dainippon Pharma Co. Ltd.	600	8,482
Taisho Pharmaceutical Holdings Co. Ltd.	300	19,047

		84,435

Real Estate Management & Development — 2.6%
Aeon Mall Co. Ltd.	300	4,219
Daito Trust Construction Co. Ltd.	300	31,703
Daiwa House Industry Co. Ltd.	2,400	59,579
Mitsubishi Estate Co. Ltd.	1,500	23,850

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
Nomura Real Estate Holdings Inc.	600	$11,105
Sumitomo Realty & Development Co. Ltd.	1,200	33,243
Tokyu Fudosan Holdings Corp.	2,400	12,163

		175,862

Road & Rail — 4.7%
Central Japan Railway Co.	600	102,668
East Japan Railway Co.	1,200	94,120
Hankyu Hanshin Holdings Inc.	900	33,248
Kyushu Railway Co.	600	17,014
Nagoya Railroad Co. Ltd.	300	9,050
Nippon Express Co. Ltd.	300	15,427
Odakyu Electric Railway Co. Ltd.	300	7,488
West Japan Railway Co.	600	38,712

		317,727

Semiconductors & Semiconductor Equipment — 0.1%
Rohm Co. Ltd.	100	6,729

Software — 0.2%
Trend Micro Inc.	300	16,485

Specialty Retail — 0.4%
USS Co. Ltd.	600	10,459
Yamada Denki Co. Ltd.	3,000	14,591

		25,050

Technology Hardware, Storage & Peripherals — 2.9%
Brother Industries Ltd.	900	16,950
Canon Inc.	3,900	80,328
FUJIFILM Holdings Corp.	1,500	69,351
Konica Minolta Inc.	100	370
Ricoh Co. Ltd.	2,700	19,949
Seiko Epson Corp.	1,200	13,522

		200,470

Security	Shares	Value

Tobacco — 1.4%
Japan Tobacco Inc.	4,800	$95,234

Trading Companies & Distributors — 5.2%
ITOCHU Corp.	2,700	57,892
Marubeni Corp.	6,600	32,058
Mitsubishi Corp.	3,600	84,039
Mitsui & Co. Ltd.	6,600	100,193
Sumitomo Corp.	4,800	57,831
Toyota Tsusho Corp.	900	22,806

		354,819

Transportation Infrastructure — 0.1%
Kamigumi Co. Ltd.	300	5,862

Wireless Telecommunication Services — 8.4%
KDDI Corp.	6,600	192,116
NTT DOCOMO Inc.	4,800	131,500
Softbank Corp.	7,800	98,898
SoftBank Group Corp.	3,300	148,008

		570,522

Total Common Stocks — 98.3% (Cost: $7,307,710)		6,678,825

Total Investments in Securities — 98.3% (Cost: $7,307,710)		6,678,825

Other Assets, Less Liabilities — 1.7%		116,396

Net Assets — 100.0%		$6,795,221

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	—	—	$—	$21	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	06/11/20	$116	$11,747

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Japan Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,678,825	$—	$—	$6,678,825

Derivative financial instruments(a)
Assets
Futures Contracts	$11,747	$—	$—	$11,747

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4